Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Dates
30-Nov-2024
Actual/360 Days
31
30/360 Days
30
16-Dec-2024
15-Dec-2024
Collection Period No.
23
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Nov-2024
12-Dec-2024
13-Dec-2024
16-Dec-2024
15-Nov-2024
15-Nov-2024
Summary
Beginning
Balance
0.00
0.00
572,013,438.17
118,600,000.00
Principal
Payment
0.00
0.00
36,215,900.72
0.00
Ending
Balance
0.00
0.00
535,797,537.45
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
55.081218
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.000000
0.814901
1.000000
690,613,438.17
654,397,537.45
36,215,900.72
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
738,539,145.66
71,955,650.25
810,494,795.91
47,925,707.49
702,323,244.94
67,917,839.68
770,241,084.62
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest
Payment
0.00
0.00
2,149,817.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
3.269684
3.591667
Interest & Principal
Payment
0.00
0.00
38,365,717.89
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
58.350902
3.591667
$38,791,689.56
T
otal
$2,575,788.84

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
42,967,406.94
0.00
42,967,406.94
37,459,031.36
3,322,265.33
1,200,638.75
824,055.41
0.00
0.00
161,416.09
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
675,412.33
0.00
0.00
2,575,788.84
0.00
0.00
36,215,900.72
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
42,967,406.94
3,500,305.05
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
675,412.33
0.00
0.00
0.00
675,412.33
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,575,788.84
0.00
0.00
2,149,817.17
425,971.67
0.00
0.00
0.00
0.00
0.00
2,575,788.84
0.00
0.00
2,149,817.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,575,788.84
2,575,788.84
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
36,215,900.72
0.00
0.00
0.00
36,215,900.72
Aggregate Principal Distributabl
e
Amount
36,215,900.72
36,215,900.72
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,915.62
144,500.47
161,416.09
4,792,570.75
0.00
16,915.62
16,915.62
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Pool Statistics
Pool Data
5.10%
33.64
35.90
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
810,494,795.91
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
770,241,084.62
31,172
31,992
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
23,986,760.18
13,472,271.18
0.00
2,794,679.93
Pool Factor
36.37%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
97.97%
1.32%
0.57%
0.14%
100.00%
754,584,509.08
10,155,713.85
4,411,489.92
1,089,371.77
770,241,084.62
30,767
272
106
27
31,172
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.714%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,779.19
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.045%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
27,171,772.27
816,097.49
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
80
1,722
Losses
(1)
Amount
2,794,679.93
1,190,314.37
788,268.07
Number of Receivables
Number of Receivables
Amount
67,133,371.05
23,334,227.93
16,627,370.85
Current
Cumulative
1.283%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.239%
Prior Collection Period
1.551 % Second Prior
Collection
Period
0.492
%
Third
Prior
Collection
Period
0.899%